Fair Value Measurements (Details) - Schedule of Monte Carlo simulation model and the Black-Scholes model	3 Months Ended	7 Months Ended	11 Months Ended
	Mar. 31, 2022	Sep. 02, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of Monte Carlo simulation model and the Black-Scholes model [Line Items]
Risk-free interest rate	2.46%	0.77%	1.26%
Expected life of grants (years)	5 years 5 months 15 days	7 years	6 years 2 months 12 days
Expected volatility of underlying stock	2.25%		8.75%
Dividends	0.00%	0.00%	0.00%
Probability of Business Combination	85.00%	90.00%	90.00%
Minimum [Member]
Fair Value Measurements (Details) - Schedule of Monte Carlo simulation model and the Black-Scholes model [Line Items]
Expected volatility of underlying stock		13.00%
Maximum [Member]
Fair Value Measurements (Details) - Schedule of Monte Carlo simulation model and the Black-Scholes model [Line Items]
Expected volatility of underlying stock		24.40%